Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen Senior Income Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-09571

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Titles of the class of securities of Nuveen Senior Income Fund (the “Fund”) to be redeemed:

Term Preferred Shares, Series 2021, Liquidation Preference $1,000.00 per share

(CUSIP #67067Y AA2);

(2)	Date on which the securities are expected to be called or redeemed:

Term Preferred Shares

Series	Date
Series 2021	By November 1, 2020

The Fund intends to redeem its outstanding Term Preferred Shares, Series 2021 by the date set forth above. This redemption may be effected on one or more different dates, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Term Preferred Shares are to be redeemed pursuant to Section 2.5(c) of the Statement Establishing and Fixing the Rights and Preferences of Term Preferred Shares of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem the outstanding preferred shares, as set forth below:

Term Preferred Shares

Series	Number of Shares
Series 2021	33,000

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 5th day of August, 2020.

NUVEEN SENIOR INCOME FUND

By:	/s/ Gifford R. Zimmerman
Name:	Gifford R. Zimmerman
Title:	Vice President and Secretary